UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number _811-05276_

 Value Line Strategic Asset Management Trust
(Exact name of registrant as specified in charter)

7 Times Square, New York, N.Y. 10036
(Address of principal executive offices) (Zip Code)

Registrant’s telephone number, including area code: 212-907-1500

Date of fiscal year end: December 31

Date of reporting period: June 30, 2011

Item I.  Reports to Stockholders.

A copy of the Semi-Annual Report to Stockholders for the period ended 6/30/11 is included with this Form.

¢	Value Line Strategic Asset Management Trust (Unaudited)	Semiannual Report
To Contractowners

Stephen E. Grant, Portfolio Manager (right) Jeffrey D. Geffen, Director of Fixed Income(left)

Objective:
High total investment return consistent with reasonable risk

Inception Date:
October 1, 1987

Net Assets at June 30, 2011:
$360,159,864

Portfolio Composition at June 30, 2011:
(Percentage of Total Net Assets)

Top Ten Holdings (As of 6/30/2011)

Company	Percentage of Total Net Assets
Government National Mortgage Association, 5.50%, 8/20/37	1.93%
SLM Corp., 5.19%, 4/1/14	1.64%
U.S. Treasury Bonds, 6.13%, 11/15/27	1.40%
U.S. Treasury Notes, 1.00%, 9/30/11	1.39%
Federal Farm Credit Bank, 1.50%, 12/8/14	1.39%
AMETEK, Inc.	1.30%
Federal Home Loan Banks, 1.25%, 6/16/14	1.11%
U.S. Treasury Notes, 1.00%, 10/31/11	1.11%
Express Scripts, Inc.	1.11%
U.S. Treasury Notes, 1.88%, 7/15/13	1.08%

Equity Sector Weightings vs. Index (As of 6/30/2011)

About information in this report:

•	It is important to consider the Trust’s investment objectives, risks, fees and expenses before investing. All funds involve some risk, including possible loss of the principal amount invested.

•
The S&P 500 Index is an unmanaged index of 500 primarily large cap U.S. stocks that is generally considered to be representative of U.S. stock market activity. The Barclays Capital US Government/Credit Bond Index is an unmanaged index that is generally considered to be representative of U.S. government and corporate bond market activity. Index returns are provided for comparative purposes. Please note that the indices are not available for direct investment and their returns do not reflect the fees and expenses that have been deducted from the Trust.

VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST	1

¢	Value Line Strategic Asset Management Trust (Unaudited)	Semiannual Report
To Contractowners

Average Annual Total Returns (For periods ended 6/30/2011)

	Year to Date (not annualized)	1 Yr	3 Yrs	5 Yrs	10 Yrs	Since Inception 10/01/1987
Value Line Strategic Asset Management Trust	8.02%	26.13%	3.65%	5.08%	4.32%	9.75%
S&P 500 Index	6.02%	30.69%	3.34%	2.94%	2.72%	9.67%
Barclays Capital US Government/Credit Bond Index	2.47%	3.77%	5.76%	6.08%	5.35%	6.79%

All performance data quoted is historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (available within 7 business days of the most recent month end), please call us at (800) 221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Trust expenses. The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Trust will be lower to reflect separate account and contract/policy charges. The return figures shown do not reflect the deduction of taxes that a contract owner may pay on distributions or redemption of units.

Trust Expenses

By investing in the Trust, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges on purchase payments, reinvested dividends, or other distributions; redemption fees and exchange fees; and (2) ongoing costs, including, as applicable, management fees; distribution and/or service (12b-1) fees; and other Trust expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested on January 1, 2011 and held for six months ended June 30, 2011.

Actual Expenses

The first line in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

2	VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST

¢	Value Line Strategic Asset Management Trust (Unaudited)	Semiannual Report
To Contractowners

Hypothetical Example for Comparison Purposes

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Trust’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Trust’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period*	Annualized Expense Ratio
Actual	$1,000	$1,080.18	$4.44	0.86%
Hypothetical (5% return before expenses)	$1,000	$1,020.53	$4.31	0.86%

*
Expenses are equal to the Trust’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the Trust’s most recent fiscal half-year). This expense ratio may differ from the expense ratio shown in the financial highlights.

VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST	3

¢	Value Line Strategic Asset Management Trust

Schedule of Investments

June 30, 2011 (Unaudited)
Common Stocks — 73.5%

Shares		Value
Consumer Discretionary — 11.5%
10,000	AutoZone, Inc. *	$2,948,500
14,000	Bed Bath & Beyond, Inc. *	817,180
24,000	BorgWarner, Inc. *	1,938,960
5,000	Brinker International, Inc.	122,300
39,000	Buckle, Inc. (The)	1,665,300
5,000	Chipotle Mexican Grill, Inc. *	1,540,950
13,000	Coach, Inc.	831,090
13,000	Coinstar, Inc. *	709,020
18,000	Darden Restaurants, Inc.	895,680
13,000	Fossil, Inc. *	1,530,360
17,000	Genuine Parts Co.	924,800
54,000	Guess?, Inc.	2,271,240
87,000	Johnson Controls, Inc.	3,624,420
83,000	LKQ Corp. *	2,165,470
10,000	McDonald’s Corp.	843,200
28,000	O’Reilly Automotive, Inc. *	1,834,280
28,000	Phillips-Van Heusen Corp.	1,833,160
2,000	Priceline.com, Inc. *	1,023,860
6,000	Signet Jewelers Ltd. *	280,860
6,700	Strayer Education, Inc.	846,813
44,000	TJX Companies, Inc. (The)	2,311,320
34,000	TRW Automotive Holdings Corp. *	2,007,020
21,000	Tupperware Brands Corp.	1,416,450
29,000	Warnaco Group, Inc. (The) *	1,515,250
38,000	WMS Industries, Inc. *	1,167,360
30,000	Wolverine World Wide, Inc.	1,252,500
5,000	Wynn Resorts Ltd.	717,700
42,000	Yum! Brands, Inc.	2,320,080
		41,355,123
Consumer Staples — 4.3%
16,900	British American Tobacco PLC ADR	1,487,200
50,000	Church & Dwight Co., Inc.	2,027,000
13,000	Energizer Holdings, Inc. *	940,680
84,000	Flowers Foods, Inc.	1,851,360
20,000	General Mills, Inc.	744,400
40,500	Green Mountain Coffee Roasters, Inc. *	3,615,030
60,000	Hormel Foods Corp.	1,788,600
10,000	PepsiCo, Inc.	704,300
16,000	TreeHouse Foods, Inc. *	873,760
23,000	Whole Foods Market, Inc.	1,459,350
		15,491,680
Energy — 2.6%
11,000	Concho Resources, Inc. *	1,010,350
54,000	EQT Corp.	2,836,080
86,000	FMC Technologies, Inc. *	3,851,940
24,000	McDermott International, Inc. *	475,440
32,000	World Fuel Services Corp.	1,149,760
		9,323,570
Financials — 4.5%
6,000	Affiliated Managers Group, Inc. *	608,700
37,000	AFLAC, Inc.	1,727,160
12,000	Arch Capital Group Ltd. *	383,040
20,000	Bank of Hawaii Corp.	930,400
3,000	Bank of Montreal	190,650
12,500	BlackRock, Inc.	2,397,625
36,000	Eaton Vance Corp.	1,088,280
15,000	Franklin Resources, Inc.	1,969,350
9,000	M&T Bank Corp.	791,550
3,000	ProAssurance Corp. *	210,000
28,800	Royal Bank of Canada	1,642,464

Shares		Value
15,000	Stifel Financial Corp. *	$537,900
26,000	T. Rowe Price Group, Inc.	1,568,840
11,284	Toronto-Dominion Bank (The)	958,012
46,000	Wells Fargo & Co.	1,290,760
		16,294,731
Health Care — 11.4%
68,000	Alexion Pharmaceuticals, Inc. *	3,198,040
17,400	Allergan, Inc.	1,448,550
8,000	C.R. Bard, Inc.	878,880
24,000	Cerner Corp. *	1,466,640
50,000	DENTSPLY International, Inc.	1,904,000
12,000	Edwards Lifesciences Corp. *	1,046,160
13,000	Endo Pharmaceuticals Holdings, Inc. *	522,210
74,000	Express Scripts, Inc. *	3,994,520
1,400	Fresenius Medical Care AG & Co. KGaA ADR	104,580
52,000	Henry Schein, Inc. *	3,722,680
43,000	IDEXX Laboratories, Inc. *	3,335,080
35,000	Illumina, Inc. *	2,630,250
6,000	Intuitive Surgical, Inc. *	2,232,660
21,000	Mettler-Toledo International, Inc. *	3,542,070
10,000	Novo Nordisk A/S ADR	1,252,800
35,250	Owens & Minor, Inc.	1,215,772
2,000	Pharmasset, Inc. *	224,400
9,000	ResMed, Inc. *	278,550
16,000	SXC Health Solutions Corp. *	942,720
6,500	Techne Corp.	541,905
28,000	Teva Pharmaceutical Industries Ltd. ADR	1,350,160
32,000	Thermo Fisher Scientific, Inc. *	2,060,480
24,200	United Therapeutics Corp. *	1,333,420
15,000	UnitedHealth Group, Inc.	773,700
10,000	WellPoint, Inc.	787,700
9,000	West Pharmaceutical Services, Inc.	393,840
		41,181,767
Industrials — 18.1%
13,000	Acuity Brands, Inc.	725,140
104,250	AMETEK, Inc.	4,680,825
12,000	Babcock & Wilcox Co. *	332,520
21,000	BE Aerospace, Inc. *	857,010
35,000	C.H. Robinson Worldwide, Inc.	2,759,400
32,000	Canadian National Railway Co.	2,556,800
34,000	CLARCOR, Inc.	1,607,520
15,400	Curtiss-Wright Corp.	498,498
39,200	Danaher Corp.	2,077,208
12,000	DigitalGlobe, Inc. *	304,920
23,000	Donaldson Co., Inc.	1,395,640
14,000	Eaton Corp.	720,300
29,000	EnerSys *	998,180
23,000	Esterline Technologies Corp. *	1,757,200
16,000	Flowserve Corp.	1,758,240
22,000	General Dynamics Corp.	1,639,440
50,000	Geo Group, Inc. (The) *	1,151,500
42,000	IDEX Corp.	1,925,700
19,000	IHS, Inc. Class A *	1,584,980
57,000	ITT Corp.	3,359,010
16,200	J.B. Hunt Transport Services, Inc.	762,858
40,000	Kansas City Southern*	2,373,200
14,000	Kirby Corp. *	793,380
21,000	L-3 Communications Holdings, Inc.	1,836,450
34,000	Lennox International, Inc.	1,464,380
14,000	Navistar International Corp. *	790,440

4	See Notes to Financial Statements.

¢	Value Line Strategic Asset Management Trust

Schedule of Investments (Continued)

June 30, 2011 (Unaudited)
Shares		Value
25,000	Polypore International, Inc. *	$1,696,000
5,000	Precision Castparts Corp.	823,250
63,500	Republic Services, Inc.	1,958,975
18,000	Rockwell Collins, Inc.	1,110,420
29,000	Roper Industries, Inc.	2,415,700
36,000	Stericycle, Inc. *	3,208,320
17,000	Toro Co. (The)	1,028,500
19,000	TransDigm Group, Inc. *	1,732,610
36,000	United Technologies Corp.	3,186,360
14,000	URS Corp. *	626,360
13,600	Valmont Industries, Inc.	1,310,904
13,000	W.W. Grainger, Inc.	1,997,450
76,500	Waste Connections, Inc.	2,427,345
24,000	Woodward Inc.	836,640
		65,069,573
Information Technology — 9.5%
17,000	Accenture PLC Class A	1,027,140
13,000	Acme Packet, Inc. *	911,690
48,000	Amphenol Corp. Class A	2,591,520
12,000	Anixter International, Inc.	784,080
19,000	ANSYS, Inc. *	1,038,730
4,000	Apple, Inc. *	1,342,680
70,000	Aruba Networks, Inc. *	2,068,500
7,000	Blackboard, Inc. *	303,730
18,000	Cavium, Inc. *	784,620
23,000	Check Point Software Technologies Ltd. *	1,307,550
37,000	Cognizant Technology Solutions Corp. Class A *	2,713,580
8,000	CommVault Systems, Inc *	355,600
22,000	Concur Technologies, Inc. *	1,101,540
31,400	Dolby Laboratories, Inc. Class A *	1,333,244
18,800	Equinix, Inc. *	1,899,176
21,000	FactSet Research Systems, Inc.	2,148,720
32,000	Informatica Corp. *	1,869,760
27,000	Oracle Corp.	888,570
14,000	Rovi Corp. *	803,040
18,400	Salesforce.com, Inc. *	2,741,232
20,000	Solera Holdings, Inc.	1,183,200
22,000	Teradata Corp. *	1,324,400
32,000	TIBCO Software, Inc. *	928,640
13,000	VeriFone Systems, Inc. *	576,550
15,000	VMware, Inc. Class A*	1,503,450
14,300	Wright Express Corp. *	744,601
		34,275,543
Materials — 8.6%
17,000	Air Products & Chemicals, Inc.	1,624,860
15,000	Airgas, Inc.	1,050,600
32,200	Albemarle Corp.	2,228,240
30,000	AptarGroup, Inc.	1,570,200
28,000	Ball Corp.	1,076,880
27,500	Celanese Corp. Series A	1,466,025
5,000	CF Industries Holdings, Inc.	708,350
29,000	Crown Holdings, Inc. *	1,125,780
65,000	Ecolab, Inc.	3,664,700
22,000	FMC Corp.	1,892,440
19,000	Greif, Inc. Class A	1,235,570
17,500	Lubrizol Corp. (The)	2,349,725
6,000	NewMarket Corp.	1,024,260
32,000	Praxair, Inc.	3,468,480
20,000	Rockwood Holdings, Inc. *	1,105,800
19,000	Scotts Miracle-Gro Co. (The) Class A	974,890
48,400	Sigma-Aldrich Corp.	3,551,592
24,000	Valspar Corp. (The)	865,440
		30,983,832

Shares		Value
Telecommunication Services — 1.6%
46,000	American Tower Corp. Class A *	$2,407,180
42,000	Crown Castle International Corp. *	1,713,180
44,000	SBA Communications Corp. Class A *	1,680,360
		5,800,720
Utilities — 1.4%
20,600	ITC Holdings Corp.	1,478,462
11,000	NSTAR	505,780
10,000	Oneok, Inc.	740,100
7,000	Questar Corp.	123,970
21,000	South Jersey Industries, Inc.	1,140,510
34,000	Wisconsin Energy Corp.	1,065,900
		5,054,722
	Total Common Stocks
	(Cost $147,071,177)	$264,831,261

Principal Amount		Value
U.S. Government Agency Obligations — 11.2%
$5,000,000	Federal Farm Credit Bank, 1.50%, 12/8/14	$4,990,505
4,000,000	Federal Home Loan Banks, 1.25%, 6/16/14	4,015,600
619,440	Federal Home Loan Mortgage Corp., 4.00%, 12/15/13	629,324
174,598	Federal Home Loan Mortgage Corp., 5.00%, 1/1/21	188,691
38,882	Federal Home Loan Mortgage Corp., 5.00%, 10/1/21	41,907
65,878	Federal Home Loan Mortgage Corp., 5.00%, 10/1/21	71,005
177,159	Federal Home Loan Mortgage Corp., 5.00%, 11/1/21	190,945
160,745	Federal Home Loan Mortgage Corp., 5.50%, 4/15/22	165,910
2,031,620	Federal Home Loan Mortgage Corp., 4.50%, 6/15/23	2,105,164
1,044,018	Federal Home Loan Mortgage Corp., 5.50%, 3/15/24	1,093,318
1,329,243	Federal Home Loan Mortgage Corp., 4.50%, 10/15/27	1,408,462
2,986,171	Federal National Mortgage Association, 4.00%, 6/1/26	3,115,120
500,000	Federal National Mortgage Association, 4.00%, 6/1/26	521,591
1,000,000	Federal National Mortgage Association, 3.50%, 7/1/26	1,020,057
500,000	Federal National Mortgage Association, 4.00%, 7/1/26	521,591
1,336,744	Federal National Mortgage Association, 5.00%, 11/1/34	1,428,025
115,265	Federal National Mortgage Association, 4.50%, 7/1/40	119,424
24,514	Federal National Mortgage Association, 4.50%, 8/1/40	25,399
937,826	Federal National Mortgage Association, 4.50%, 8/1/40	971,793
24,230	Federal National Mortgage Association, 4.50%, 9/1/40	25,104
212,083	Federal National Mortgage Association, 4.50%, 10/1/40	219,736

See Notes to Financial Statements.	5

¢	Value Line Strategic Asset Management Trust

Schedule of Investments (Continued)

June 30, 2011 (Unaudited)
Principal Amount		Value
$668,994	Federal National Mortgage Association, 4.50%, 2/1/41	$693,186
497,385	Federal National Mortgage Association, 4.50%, 3/1/41	515,371
668,056	Federal National Mortgage Association, 4.50%, 4/1/41	692,214
29,258	Federal National Mortgage Association, 4.50%, 4/1/41	30,316
299,192	Federal National Mortgage Association, 4.50%, 4/1/41	310,011
497,315	Federal National Mortgage Association, 4.50%, 4/1/41	515,299
2,971,562	Federal National Mortgage Association, 4.50%, 5/1/41	3,079,019
704,127	Government National Mortgage Association, 5.50%, 1/15/36	776,521
2,522,830	Government National Mortgage Association, 4.25%, 2/20/37	2,635,281
6,307,556	Government National Mortgage Association, 5.50%, 8/20/37	6,950,139
1,061,329	Government National Mortgage Association, 3.00%, 4/16/39	1,092,302
	Total U.S. Government Agency Obligations
	(Cost $38,842,436)	40,158,330

U.S. Treasury Obligations — 5.8%
1,000,000	U.S. Treasury Notes, 1.00%, 8/31/11	1,001,562
5,000,000	U.S. Treasury Notes, 1.00%, 9/30/11	5,011,720
4,000,000	U.S. Treasury Notes, 1.00%, 10/31/11	4,012,188
3,672,870	U.S. Treasury Notes, 1.88%, 7/15/13 (1)	3,902,424
4,000,000	U.S. Treasury Bonds, 6.13%, 11/15/27	5,057,500
1,000,000	U.S. Treasury Bonds, 4.50%, 5/15/38	1,026,562
1,000,000	U.S. Treasury Bonds, 4.38%, 5/15/40	999,380
	Total U.S. Treasury Obligations
	(Cost $19,604,944)	21,011,336

Corporate Bonds & Notes — 8.8%

Basic Materials — 0.3%
1,000,000	PPG Industries, Inc., 1.90%, 1/15/16	973,721
Communications — 0.9%
1,000,000	AT&T, Inc., 2.50%, 8/15/15	1,013,011
2,000,000	BellSouth Corp., 5.20%, 9/15/14	2,203,396
		3,216,407
Consumer, Non-cyclical — 1.1%
1,000,000	Campbell Soup Co., 3.05%, 7/15/17	1,025,908
2,000,000	Coca-Cola Co. (The), 1.50%, 11/15/15	1,963,544
1,000,000	Medco Health Solutions, Inc., 2.75%, 9/15/15	1,008,759
		3,998,211
Energy — 0.9%
1,000,000	ConocoPhillips, Fixed, 4.60%, 1/15/15	1,104,547
1,000,000	Halliburton Co., Fixed, 6.15%, 9/15/19	1,161,891
1,000,000	NextEra Energy Capital Holding, Inc., 2.55%, 11/15/13	1,022,241
		3,288,679

Principal Amount		Value
Financial — 3.0%
$1,000,000	General Electric Capital Corp., 0.47%, 5/11/16 (2)	$950,723
1,000,000	Goldman Sachs Group, Inc. (The), 0.70%, 3/22/16 (2)	943,041
2,000,000	JPMorgan Chase & Co., 3.45%, 3/1/16	2,037,270
6,000,000	SLM Corp., 5.19%, 4/1/14 (2)	5,892,300
1,000,000	Wachovia Corp., 0.52%, 6/15/17 (2)	935,590
		10,758,924
Industrial — 2.0%
1,000,000	Abbott Laboratories, 4.13%, 5/27/20	1,019,076
1,000,000	Boeing Co. (The), Fixed, 3.50%, 2/15/15	1,060,742
1,000,000	Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	967,393
1,000,000	Noble Holding International Ltd., 3.05%, 3/1/16	1,008,755
1,000,000	Praxair, Inc., 5.20%, 3/15/17	1,133,697
1,000,000	Snap-On, Inc., 4.25%, 1/15/18	1,037,053
1,000,000	Tyco International Finance SA, 3.75%, 1/15/18	1,010,000
		7,236,716
Technology — 0.3%
1,000,000	Hewlett-Packard Co., 2.20%, 12/1/15	1,001,369
Utilities — 0.3%
1,000,000	Commonwealth Edison Co., 4.00%, 8/1/20	990,369
	Total Corporate Bonds & Notes
	(Cost $31,047,905)	31,464,396
	Total Investments — 99.3%
	(Cost $236,566,462)	$357,465,323
Cash And Other Assets In Excess Of Liabilities — 0.7%		2,694,541
Net Assets —100.0%		$360,159,864
Net Asset Value Per Outstanding Share ($360,159,864 ÷ 18,569,503 shares outstanding)		$19.40

*	Non-income producing.
(1)	Treasury Inflation-Protection Security (TIPS)
(2)	The rate shown on floating rate securities is the rate at the end of the reporting period. The rate changes monthly.
ADR	American Depositary Receipt.

6	See Notes to Financial Statements.

¢	Value Line Strategic Asset Management Trust

Statement of Assets and Liabilities

June 30, 2011 (Unaudited)

ASSETS:
Investment securities, at value (Cost - $236,566,462)	$357,465,323
Cash	657,766
Receivable for securities sold	1,677,322
Interest and dividends receivable	672,863
Receivable for trust shares sold	26,722
Prepaid expenses	20,357
Total Assets	360,520,353
LIABILITIES:
Payable for trust shares redeemed	96,118
Accrued expenses:
Advisory fee	145,074
Service and distribution plan fees	72,554
Other	46,743
Total Liabilities	360,489
Net Assets	$360,159,864
NET ASSETS CONSIST OF:
Shares of beneficial interest, at $0.01 par value (authorized unlimited, outstanding 18,569,503 shares)	$185,695
Additional paid-in capital	234,683,161
Undistributed net investment income	2,839,374
Accumulated net realized gain on investments and foreign currency	1,552,683
Net unrealized appreciation of investments and foreign currency translations	120,898,951
Net Assets	$360,159,864
Net Asset Value Per Outstanding Share ($360,159,864 ÷ 18,569,503 shares outstanding)	$19.40

Statement of Operations

For the Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME:
Interest	$1,312,167
Dividends (net of foreign withholding tax of $11,786)	1,116,643
Total Income	2,428,810
Expenses:
Advisory fee	893,735
Service and distribution plan fees	714,988
Auditing and legal fees	83,453
Trustees’ fees and expenses	32,323
Custodian fees	25,785
Insurance	23,548
Printing and postage	14,367
Other	21,504
Total Expenses Before Fees Waived and Custody Credits	1,809,703
Less: Service and Distribution Plan Fees Waived	(268,120)
Less: Custody Credits	(267)
Net Expenses	1,541,316
Net Investment Income	887,494
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN EXCHANGE TRANSACTIONS:
Net Realized Gain	9,702,914
Change in Net Unrealized Appreciation/(Depreciation)	17,137,503
Net Realized Gain and Change in Net Unrealized Appreciation/(Depreciation) on Investments and Foreign Exchange Transactions	26,840,417
NET INCREASE IN NET ASSETS FROM OPERATIONS	$27,727,911

See Notes to Financial Statements.	7

¢	Value Line Strategic Asset Management Trust

Statement of Changes in Net Assets

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
Operations:
Net investment income	$887,494	$1,957,140
Net realized gain on investments and foreign currency	9,702,914	7,244,494
Change in net unrealized appreciation/(depreciation)	17,137,503	40,490,544
Net increase in net assets from operations	27,727,911	49,692,178

Distributions to Shareholders:
Net investment income	—	(2,802,691)

Trust Share Transactions:
Proceeds from sale of shares	2,462,242	4,560,920
Proceeds from reinvestment of dividends to shareholders	—	2,802,691
Cost of shares redeemed	(26,675,329)	(60,563,078)
Net decrease in net assets from trust share transactions	(24,213,087)	(53,199,467)

Total Increase/(Decrease) in Net Assets	3,514,824	(6,309,980)

NET ASSETS:
Beginning of period	$356,645,040	$362,955,020

End of period	$360,159,864	$356,645,040

Undistributed net investment income, at end of period	$2,839,374	$1,951,880

8	See Notes to Financial Statements.

¢	Value Line Strategic Asset Management Trust

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

	Six Months Ended June 30, 2011 (Unaudited)
			Years Ended December 31,
			2010		2009	2008	2007	2006
Net asset value, beginning of period	$17.96		$15.72		$14.36	$23.67	$23.16	$22.22
Income from investment operations:
Net investment income	0.05		0.11		0.14	0.20	0.28	0.24
Net gains or (losses) on securities (both realized and unrealized)	1.39		2.27		2.67	(6.44)	3.22	1.23
Total from investment operations	1.44		2.38		2.81	(6.24)	3.50	1.47
Less distributions:
Dividends from net investment income	—		(0.14)		(0.17)	(0.30)	(0.24)	(0.21)
Distributions from net realized gains	—		—		(1.28)	(2.77)	(2.75)	(0.32)
Total distributions	—		(0.14)		(1.45)	(3.07)	(2.99)	(0.53)
Net asset value, end of period	$19.40		$17.96		$15.72	$14.36	$23.67	$23.16
Total return*	8.02	%(3)	15.20%		21.16%	(29.39)%	15.28%	6.85%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$360,160		$356,645		$362,955	$355,887	$605,133	$628,674
Ratio of expenses to average net assets(1)	1.01	%(4)	1.03	%(5)	1.02%	1.00%	0.95%	0.97%
Ratio of expenses to average net assets(2)	0.86	%(4)	0.84	%(6)	0.87%	0.84%	0.78%	0.88%
Ratio of net investment income to average net assets	0.50	%(4)	0.56%		0.81%	0.82%	1.06%	0.87%
Portfolio turnover rate	14	%(3)	21%		16%	24%	26%	26%

*
Total returns do not reflect the effects of charges deducted under the terms of Guardian Insurance and Annuity Company, Inc.’s (GIAC) variable contracts. Including such charges would reduce the total returns for all periods shown.

(1)
Ratio reflects expenses grossed up for custody credit arrangement and grossed up for the waiver of a portion of the service and distribution plan fees by the Distributor. The ratio of expenses to average net assets net of custody credits, but exclusive of the fee waivers would have been 0.99% for the year ended December 31, 2008 and would not have changed for the other periods shown.

(2)	Ratio reflects expenses net of the custody credit arrangement and net of the waiver of a portion of the service and distribution plan fees by the Distributor.
(3)	Not annualized.
(4)	Annualized.
(5)	Ratio reflects expenses grossed up for the reimbursement by Value Line, Inc. of certain expenses incurred by the Trust.
(6)	Ratio reflects expenses net of the reimbursement of Expenses by Value Line, Inc.

See Notes to Financial Statements.	9

¢	Value Line Strategic Asset Management Trust

Notes to Financial Statements

June 30, 2011 (Unaudited)

1.	Significant Accounting Policies

          Value Line Strategic Asset Management Trust (the “Trust”) is an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended, which seeks to achieve a high total investment return consistent with reasonable risk by investing primarily in a broad range of common stocks, bonds and money market instruments. The Trust will attempt to achieve its objective by following an asset allocation strategy based on data derived from computer models for the stock and bond markets that shifts the assets of the Trust among equity, debt and money market securities as the models indicate and its investment adviser, EULAV Asset Management (the “Adviser”), deems appropriate.

          The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in the preparation of its financial statements. Generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation

          Securities listed on a securities exchange are valued at the closing sales prices on the date as of which the net asset value is being determined. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices.

          Short-term investments with maturities 60 days or less at date of purchase are valued at amortized cost, which approximates market value. Short-term instruments with maturities greater than 60 days at the date of purchase are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost.

          Securities for which market quotations are not readily available or that are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Trustees may determine in good faith. In addition, the Trust may use the fair value of a security when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of a security due to factors affecting one or more relevant securities markets or the specific issuer.

          The Board of Trustees has determined that the value of bonds and other fixed-income securities be calculated on the valuation date by reference to valuations obtained from an independent pricing service which determines valuations for normal institutional-size trading units of debt securities, without exclusive reliance upon quoted prices. This service takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data in determining valuations.

(B) Fair Value Measurements

          The Trust follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

●	Level 1 — Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access at the measurement date;
●	Level 2 — Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
●	Level 3 — Inputs that are unobservable.

          Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

          The following table summarizes the inputs used to value the Trust’s investments in securities as of June 30, 2011:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$264,831,261	$0	$0	$264,831,261
U.S. Government Agency Obligations	0	40,158,330	0	40,158,330
U.S. Treasury Obligations	0	21,011,336	0	21,011,336
Corporate Bonds & Notes	0	31,464,396	0	31,464,396
Total Investments in Securities	$264,831,261	$92,634,062	$0	$357,465,323

10

¢	Value Line Strategic Asset Management Trust

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

          The Trust follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.

          For the six months ended June 30, 2011, there was no significant transfer activity between Level 1 and Level 2.

          For the six months ended June 30, 2011, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Schedule’s investments by category.

(C) Repurchase Agreements

          In connection with transactions in repurchase agreements, the Trust’s custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, it is the Trust’s policy to mark-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(D) Federal Income Taxes

          It is the policy of the Trust to qualify as a regulated investment company by complying with the provisions available to regulated investment companies, as defined in applicable sections of the Internal Revenue Code, and to distribute all of its investment income and capital gains to its shareholders. Therefore, no provision for federal income tax is required.

(E) Dividends and Distributions

          It is the Trust’s policy to distribute to its shareholders, as dividends and as capital gains distributions, all the net investment income for the year and all the net capital gains realized by the Trust, if any. Such distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. All dividends or distributions will be payable in shares of the Trust at the net asset value on the ex-dividend date. This policy is, however, subject to change at any time by the Board of Trustees.

(F) Securities Transactions and Income

          Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income on investments, adjusted for amortization of discount and premium, if applicable, is earned from settlement date and recognized on the accrual basis. Dividend income is recorded on the ex-dividend date.

          The Trust may invest in Treasury Inflation-Protection Securities (TIPS). The principal value and interest payout of TIPS are periodically adjusted according to the rate of the inflation based on the Consumer Price Index. The adjustments for principal and income due to inflation are reflected in interest income in the Statement of Operations.

(G) Foreign Currency Translation

          The books and records of the Trust are maintained in U.S. dollars. Assets and liabilities which are denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. The Trust does not isolate changes in the value of investments caused by foreign exchange rate differences from the changes due to other circumstances.

          Income and expenses are translated to U.S. dollars based upon the rates of exchange on the respective dates of such transactions.

          Net realized foreign exchange gains or losses arise from currency fluctuations realized between the trade and settlement dates on securities transactions, the differences between the U.S. dollar amounts of dividends, interest, and foreign withholding taxes recorded by the Trust, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments, at the end of the fiscal period, resulting from changes in the exchange rates. The effect of the change in foreign exchange rates on the value of investments is included in realized gain/loss on investments and change in net unrealized appreciation/depreciation on investments.

(H) Representations and Indemnifications

          In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

11

¢	Value Line Strategic Asset Management Trust

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

(I) Accounting for Real Estate Investment Trusts

          The Trust owns shares of Real Estate Investment Trusts (“REITs”) which report information on the source of their distributions annually. Distributions received from REITs during the year which represent a return of capital are recorded as a reduction of cost and distributions which represent a capital gain dividend are recorded as a realized long-term capital gain on investments.

(J) Foreign Taxes

          The Trust may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Trust will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

(K) Subsequent Events

          Management has evaluated all subsequent transactions and events through the date on which these financial statements were issued, and except as already included in the notes to these financial statements, has determined that no additional items require disclosure.

2.	Trust Share Transactions, Dividends and Distributions

Shares of the Trust are available to the public only through the purchase of certain contracts issued by The Guardian Insurance and Annuity Company, Inc. (GIAC). Transactions in shares of beneficial interest in the Trust were as follows:

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
Shares sold	130,351	280,511
Shares issued in reinvestment of dividends and distributions	—	173,541
Shares redeemed	(1,422,153)	(3,685,287)
Net decrease	(1,291,802)	(3,231,235)
Dividends per share from net investment income	$—	$0.1350

3.	Purchases and Sales of Securities

          Purchases and sales of investment securities, excluding short-term securities, were as follows:

Six Months Ended June 30, 2011 (unaudited)
PURCHASES:
U.S. Treasury & Government Agency Obligations	$22,269,245
Other Investment Securities	31,334,957
Total Purchases	$53,604,202
SALES:
U.S. Treasury & Government Agency Obligations	$14,038,047
Other Investment Securities	34,091,810
Total Sales	$48,129,857

4.	Income Taxes

At June 30, 2011, information on the tax components of capital is as follows:

Cost of investments for tax purposes	$236,566,462
Gross tax unrealized appreciation	$121,986,259
Gross tax unrealized depreciation	($1,087,398)
Net tax unrealized appreciation on investments	$120,898,861

5.	Investment Advisory Fee, Service and Distribution Fees and Transactions With Affiliates

          An advisory fee of $893,735 was paid or payable to EULAV Asset Management (the “Adviser”) for the six months ended June 30, 2011. This was computed at an annual rate of 0.50% of the average daily net assets of the Trust during the period and paid monthly. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Trust. The Adviser also provides persons, satisfactory to the Trust’s Board of Trustees, to act as officers and employees of the Trust and pays their salaries.

12

¢	Value Line Strategic Asset Management Trust

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

          The Trust has a Service and Distribution Plan (the “Plan”), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, which compensates EULAV Securities LLC (the “Distributor”) for advertising, marketing and distributing the Trust’s shares and for servicing the Trust’s shareholders at an annual rate of 0.40% of the Trust’s average daily net assets. For the six months ended June 30, 2011, fees amounting to $714,988, before fee waivers, were accrued under the Plan. Effective May 23, 2006, the Distributor voluntarily waived 0.15% of the 12b-1 fee. Effective May 1, 2007 through April 30, 2012, the Distributor contractually agreed to reduce the fee under the Plan by 0.15% for one year periods. For the six months ended June 30, 2011, the fees waived amounted to $268,120. The Distributor has no right to recoup previously waived amounts.

          For the six months ended June 30, 2011, the Trust’s expenses were reduced by $267 under a custody credit arrangement with the custodian.

          Direct expenses of the Trust are charged to the Trust while common expenses of the Value Line Funds are allocated proportionately based upon the Funds’ respective net assets. The Trust bears all other costs and expenses.

          Certain officers and a Trustee of the Adviser are also officers and a Trustee of the Trust.

13

¢	Value Line Strategic Asset Management Trust

Form N-Q

          The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

          A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Trust voted these proxies for the 12-month period ended June 30 is available through the Trust’s website at http://www.vlfunds.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.

14

Item 11.  Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)	(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

 (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	September 7, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	September 7, 2011